Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Research and development expense	$ 163,096	$ 7,280	$ 165,296	$ 18,120	$ 29,125	$ 145,182
Advertising costs	8,615	$ 57,779	50,435	$ 92,181	182,446	158,514
Cash equivalents	0		0		0	0
FDIC Insured limit	250,000		250,000		250,000
Amount in excess of FDIC insurance	$ 7,600,000		$ 7,600,000		$ 7,500,000	$ 933,523
Useful life					5 years